Accrued expenses and other current liabilities - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Accrued expenses and other current liabilities
Accrued purchases and expenditure	$ 6,406	$ 3,589	$ 1,497
Accrued employee compensation and benefits payable	368	248	110
U.K. Value Added Tax			8,295
Other current liabilities	744	40	76
Total	$ 7,518	$ 3,877	$ 9,978